UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  January 19, 2012
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  136,377


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3176   38855  SH       SOLE       NONE     0    0       38855
Abbott Labs              COM            002824100      3490   62065  SH       SOLE       NONE     0    0       62065
Air Prod & Chemical	 COM		009158106      2804   32912  SH	      SOLE	 NONE	  0    0       32912
Apple Computer, Inc	 COM		037833100      2872    7091  SH       SOLE	 NONE	  0    0	7091
At&T, Inc.		 COM		00206R102      2034   67246  SH	      SOLE	 NONE	  0    0       67246
Automatic Data Processi  COM            053015103      2532   46886  SH       SOLE       NONE     0    0       46886
Berkshire Hathaway       Class B        084670207      4345   56952  SH       SOLE       NONE     0    0       56952
Branch Bank & Trust	 COM		054937107       592   23535  SH	      SOLE	 NONE	  0    0       23535
Brookfield Asset Mgmt	 COM		112585104      2261   82271  SH	      SOLE	 NONE	  0    0       82271
Caterpillar, Inc.	 COM		149123101      1065   11760  SH	      SOLE       NONE     0    0       11760
Cenovus Energy Inc	 COM		15135U109      1768   53264  SH	      SOLE	 NONE	  0    0       53264
Chevron Corp	         COM            166764100      4582   43064  SH       SOLE       NONE     0    0       43064
Cisco Systems Inc	 COM		17275R102      1192   65942  SH	      SOLE       NONE     0    0       65942
Cliffs Natural Resources COM		18683K101	355    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	738   11094  SH	      SOLE	 NONE	  0    0       11094
Corning Inc              COM            219350105      1511  116394  SH       SOLE       NONE     0    0      116394
Cummins Inc		 COM		125009100      1921   21829  SH	      SOLE	 NONE     0    0       21829
CVS Corp		 COM		126650100      3784   92787  SH	      SOLE	 NONE	  0    0       92787
Dominion Resources	 COM		25746U109      1513   28513  SH	      SOLE	 NONE	  0    0       28513
E M C Corp Mass		 COM		268648902	967   44879  SH	      SOLE	 NONE     0    0       44879
Encana Corp		 COM		292505104      1026   55389  SH	      SOLE	 NONE	  0    0       55389
Exxon Mobil              COM            30231G102      4200   49556  SH       SOLE       NONE     0    0       49556
FEDEX Corp               COM            31428X106      2506   30009  SH       SOLE       NONE     0    0       30009
General Electric         COM            369604103      2526  141048  SH       SOLE       NONE     0    0      141048
General Mills Inc.	 COM		370334104      1800   44538  SH	      SOLE	 NONE	  0    0       44538
Goldman Sachs Group Inc	 COM		38141G104      1295   14318  SH	      SOLE	 NONE	  0    0       14318
IBM			 COM		459200101      6873   37379  SH       SOLE       NONE     0    0       37379
Intel                    COM            458140100      3285  135473  SH       SOLE       NONE     0    0      135473
iShares Lehman Aggregate COM		464287226       609    5524  SH	      SOLE	 NONE	  0    0        5524
iShares Russell 2000 Ind COM		464287655      2424   32871  SH	      SOLE	 NONE	  0    0       32871
iShares Russell Midcap   COM		464287499      5207   52909  SH	      SOLE	 NONE	  0    0       52909
iShares Tr MSCI Emerging COM		464287234      2069   54531  SH	      SOLE	 NONE	  0    0       54531
iShares Trust MSCI EAFE  COM		464287465      1215   24525  SH	      SOLE	 NONE	  0    0       24525
iShares Trust Russell 20 COM		464287630       462    7035  SH       SOLE	 NONE	  0    0        7035
ishares Trust S&P 100	 COM		464287101	618   10830  SH	      SOLE	 NONE	  0    0       10830
J.P. Morgan Chase & Co.  COM            46625H100      2906   87402  SH       SOLE       NONE     0    0       87402
Johnson & Johnson        COM            478160104      3463   52804  SH       SOLE       NONE     0    0       52804
Johnson Controls         COM            478366107      3530  112911  SH       SOLE       NONE     0    0      112911
Kellogg			 COM		487836108      1965   38849  SH	      SOLE	 NONE	  0    0       38849
Kraft Foods		 COM		50075N104      1448   38770  SH	      SOLE	 NONE	  0    0       38770
McDonalds Corp		 COM		580135101      4562   45474  SH	      SOLE	 NONE	  0    0       45474
McKesson HBOC Inc	 COM		58155Q103      2453   31482  SH	      SOLE	 NONE	  0    0       31482
Microsoft Corp           COM            594918104      3038  117025  SH       SOLE       NONE     0    0      117025
Oracle Corp              COM            68389X105      1971   76860  SH       SOLE       NONE     0    0       76860
Pepsico Inc              COM            713448108      4364   65776  SH       SOLE       NONE     0    0       65776
Pitney Bowes Inc	 COM		724479100	278   14970  SH	      SOLE	 NONE	  0    0       14970
Proctor & Gamble         COM            742718109      4795   71885  SH       SOLE       NONE     0    0       71885
Quaterra Resources 	 COM		747952109	 18   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	654    5209  SH	      SOLE	 NONE	  0    0	5209
Schlumberger		 COM		806857108      1986   29078  SH	      SOLE	 NONE     0    0       29078
St Jude Med Inc		 COM		790849103	301    8775  SH	      SOLE	 NONE	  0    0	8775
Staples Inc		 COM		855030102      1364   98224  SH	      SOLE	 NONE	  0    0       98224
State Street Corp	 COM		857477103      1307   32423  SH	      SOLE	 NONE	  0    0       32423
The Travelers Companies  COM		89417E109      1762   29775  SH	      SOLE	 NONE	  0    0       29775
United Parcel Service    Class B        911312106      1524   20817  SH       SOLE       NONE     0    0       20817
US Bancorp Del Com New	 COM		902973304	586   21675  SH	      SOLE	 NONE	  0    0       21675
Vanguard Index Funds	 COM		922908769	333    5179  SH	      SOLE	 NONE	  0    0        5179
Vanguard Info Tech Index COM		92204A702      1062   17313  SH	      SOLE	 NONE	  0    0       17313
Varian Medical Systems   COM            92220P105      4218   62826  SH       SOLE       NONE     0    0       62826
Walgreen Co		 COM		931422109	324    9788  SH	      SOLE	 NONE	  0    0	9788
Wells Fargo              COM            949746101      2408   87386  SH       SOLE       NONE     0    0       87386
Wisdomtree Emerg Mkts Eq COM		97717W315      1257   24508  SH	      SOLE	 NONE     0    0       24508
Wisdomtree Emg Mk Sm Cap COM		97717W281	407    9834  SH	      SOLE	 NONE     0    0        9834
Wisdomtree Large Cap Div COM		97717W307	583   11890  SH	      SOLE	 NONE     0    0       11890
Wisdomtree Midcap Divid	 COM		97717W505	355    6815  SH       SOLE       NONE     0    0        6815
Wisdomtree Midcap Earn	 COM		97717W570	468    8675  SH	      SOLE	 NONE	  0    0	8675
Wisdomtree Smallcap Earn COM		97717W562	492    9775  SH	      SOLE	 NONE	  0    0	9775
Zimmer Holdings Inc      COM            98956P102       578   10820  SH       SOLE       NONE     0    0       10820
